REAL ESTATE PROPERTIES, NET (Tables)	12 Months Ended
Dec. 31, 2012
REAL ESTATE PROPERTIES, NET
Schedule of real estate properties

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Income-producing properties
Land and improvements	$202,196	$202,753
Buildings, parking lots and roadways — cost	1,457,122	1,441,086
Buildings, parking lots and roadways — accumulated depreciation	(527,577)	(491,615)

	1,131,741	1,152,224
Development properties
Properties under development	4,417	2,556

	$1,136,158	$1,154,780

Schedule of commitments under operating leases future minimum annual rental payments
These amounts are determined using foreign exchange rates as at December 31, 2012, and include contracted fixed rent increases but exclude any future Consumer Price Index increases and rents from any renewals on lease expiry.

2013	$180,320
2014	159,729
2015	155,982
2016	152,218
2017	144,822
Thereafter	179,540

$972,611